SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENTS

25.	SUBSEQUENT EVENTS

On March 28, 2022, the Company issued 4,444,445 units, consisting of one common share and one warrant per unit, at $2.70 per unit for gross proceeds of $12,000 through a registered public offering. The warrants have a six month hold, expire three years after the initial exercise date, and have an exercise price of $3.36 per common share.